Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name		dei_EntityRegistrantName	Calvert Responsible Index Series, Inc.
Central Index Key		dei_EntityCentralIndexKey	0001105446
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jun. 19, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jun. 19, 2015
Prospectus Date		rr_ProspectusDate	Jun. 19, 2015
Calvert U.S. Large Cap Value Responsible Index Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND Class (Ticker):A (CFJAX)C (CFJCX)Y (CFJYX)
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of the Calvert U. S. Large Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 14 and “Reduced Sales Charges” on page 15 of this Prospectus, and under “Method of Distribution” on page 20 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Value Responsible Index (the “Index”). The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.
Calvert U.S. Large Cap Value Responsible Index. The Calvert U.S. Large Cap Value Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. The S-Network U.S. Large Cap 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for large cap core stocks that are traded in the U.S. markets. Securities in the S-Network U.S. Large Cap 1000 Index that meet Calvert’s responsible investment principles are scored and ranked for value factors to determine placement and weight in the Calvert U.S. Large Cap Value Responsible Index. As of June 15, 2015, the Calvert U.S. Large Cap Value Responsible Index included 506 companies, and the market capitalization ranged from $2.3 billion to $368.9 billion with a weighted average market capitalization of $81.2 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network U.S. Large Cap 1000 Index and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.
The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert U.S. Large Cap Value Responsible Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Value Investing. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies that are temporarily out of favor with the market or that may have experienced adverse business developments but that have the potential for growth.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment principles, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Calvert U.S. Large Cap Value Responsible Index Fund | Class A
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[2]	rr_OtherExpensesOverAssets	1.31%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 531
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 813
Calvert U.S. Large Cap Value Responsible Index Fund | Class C
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[2]	rr_OtherExpensesOverAssets	2.96%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.11%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(2.79%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	825
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 825
Calvert U.S. Large Cap Value Responsible Index Fund | Class Y
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[2]	rr_OtherExpensesOverAssets	1.59%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 318

[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year. Actual expense may differ from estimates.
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 0.57%, 1.32%, and 0.32% for Class A, Class C and Class Y, respectively. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
[4]	The contingent deferred sales charge decreases over time.